Derivatives - Notional Amounts (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
USD
Derivatives
call USD (in USD)	€ 22,800	€ 34,350
put USD (in USD)		(3,000)
EUR
Derivatives
call EUR (in EUR)		2,500
put EUR (in EUR)	€ (20,000)	€ (30,000)